Pension and Postretirement Benefit Plans - Plan Amount Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) country plan	Dec. 31, 2015 USD ($)
Benefit Plan Information
Maximum amount of certain nonqualified unfunded pension and postretirement benefit plans obligations not included in benefit obligation reconciliation | $	$ 35	$ 35
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company-sponsored retirement plans, minimum number of worldwide plans | plan	80
Company-sponsored retirement plans, number of countries | country	27
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company-sponsored retirement plans, minimum number of international plans | plan	70
Company-sponsored retirement plans, number of countries | country	26